UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stadion Money Management, Inc.
         ---------------------------------------------------------------
Address: 1061 Cliff Dawson Rd
         ---------------------------------------------------------------
         Watkinsville, GA 30677
         ---------------------------------------------------------------

Form 13F File Number: 28-11320
                      -----------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:  Michael Isaac
                -------------------------------------
         Title: Chief Compliance Officer
                -------------------------------------
         Phone: (800) 222-7636
                -------------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac     Watkinsville, Georgia    August 14, 2012
         -----------------     ---------------------    ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                           ----------------------------------

Form 13F Information Table Entry Total:                   80
                                           ----------------------------------

Form 13F Information Table Value Total:             $     458164.04
                                           ----------------------------------
                                                       (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
SPDR S&P 500 ETF TR            TR UNIT          78462F103       5,683      41,752 SH       SOLE                   41,752
ISHARES TR                     S&P 500 INDEX    464287200     209,973   1,535,449 SH       SOLE                1,535,449
ISHARES TR                     HGH DIV EQT FD   46429B663       6,236     105,067 SH       SOLE                  105,067
ISHARES TR                     US TREASURY BD   46429B267       4,305     170,435 SH       SOLE                  170,435
ISHARES TR                     BARCLYS MBS BD   464288588      12,425     114,583 SH       SOLE                  114,583
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886       2,757      74,528 SH       SOLE                   74,528
SPDR SERIES TRUST              S&P BIOTECH      78464A870       2,844      32,149 SH       SOLE                   32,149
ISHARES TR                     HIGH YLD CORP    464288513       7,387      80,923 SH       SOLE                   80,923
ISHARES TR                     US PFD STK IDX   464288687       5,309     136,028 SH       SOLE                  136,028
ISHARES INC                    MSCI MEX INVEST  464286822       6,119      99,571 SH       SOLE                   99,571
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209       5,363     141,107 SH       SOLE                  141,107
ISHARES TR                     RUSL 2 000 GROW  464287648       2,718      29,714 SH       SOLE                   29,714
ISHARES TR                     DJ US REAL EST   464287739       2,713      42,440 SH       SOLE                   42,440
ISHARES TR                     BARCLYS 1-3YR CR 464288646       2,773      26,483 SH       SOLE                   26,483
ISHARES TR                     FLTG RATE NT     46429B655       5,321     106,470 SH       SOLE                  106,470
PIMCO ETF TR                   0-5 HIGH YIELD   72201R783       2,686      26,846 SH       SOLE                   26,846
ISHARES TR                     BARCLYS 1-3 YR   464287457       3,870      45,871 SH       SOLE                   45,871
ISHARES TR                     MSCI ACWI INDX   464288257         670      15,270 SH       SOLE                   15,270
ISHARES TR                     S&P GLB100INDX   464287572         892      15,139 SH       SOLE                   15,139
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819       2,061      23,199 SH       SOLE                   23,199
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827       1,964      24,203 SH       SOLE                   24,203
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409         806      10,178 SH       SOLE                   10,178
ISHARES TR                     BARCLYS TIPS BD  464287176         190       1,590 SH       SOLE                    1,590
VANGUARD BD INDEX FD INC       LONG TERM BOND   921937793         496       5,221 SH       SOLE                    5,221
ISHARES TR                     10+ YR CR BD     464289511         180       2,980 SH       SOLE                    2,980
ISHARES TR                     JPMORGAN USD     464288281         180       1,570 SH       SOLE                    1,570
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458         180       7,450 SH       SOLE                    7,450
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835       6,458      76,535 SH       SOLE                   76,535
ISHARES TR                     BARCLYS 7-10 YR  464287440       1,122      10,400 SH       SOLE                   10,400
ISHARES TR                     S&P SMLCAP 600   464287804      49,843     680,263 SH       SOLE                  680,263
ISHARES TR                     MSCI EAFE INDEX  464287465      70,615   1,413,426 SH       SOLE                1,413,426
ISHARES TR                     IBOXX INV CPBD   464287242         907       7,711 SH       SOLE                    7,711
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870       1,552      18,210 SH       SOLE                   18,210
ISHARES TR                     BARCLYS 3-7 YR   464288661       2,643      21,485 SH       SOLE                   21,485
POWERSHARES GLOBAL ETF TRUST   I-30 LAD TREAS   73936T524         931      28,064 SH       SOLE                   28,064
PIMCO ETF TR                   1-5 US TIP IDX   72201R205         212       3,967 SH       SOLE                    3,967
ISHARES TR                     BARCLYS SH TREA  464288679         235       2,132 SH       SOLE                    2,132
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107       1,227       7,164 SH       SOLE                    7,164
ABBOTT LABS                    COM              002824100         632       9,798 SH       SOLE                    9,798
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101         583       9,708 SH       SOLE                    9,708
AFLAC INC                      COM              001055102         598      14,032 SH       SOLE                   14,032
APTARGROUP INC                 COM              038336103         578      11,325 SH       SOLE                   11,325
BAXTER INTL INC                COM              071813109         590      11,094 SH       SOLE                   11,094
BROWN & BROWN INC              COM              115236101         628      23,041 SH       SOLE                   23,041
CATERPILLAR INC DEL            COM              149123101         525       6,185 SH       SOLE                    6,185
COMMERCE BANCSHARES INC        COM              200525103         583      15,390 SH       SOLE                   15,390
CONOCOPHILLIPS                 COM              20825C104         636      11,387 SH       SOLE                   11,387
COSTCO WHSL CORP NEW           COM              22160K105         690       7,266 SH       SOLE                    7,266
CHEVRON CORP NEW               COM              166764100         618       5,854 SH       SOLE                    5,854
ECOLAB INC                     COM              278865100         655       9,555 SH       SOLE                    9,555
EMERSON ELEC CO                COM              291011104         583      12,523 SH       SOLE                   12,523
ENTERGY CORP NEW               COM              29364G103         635       9,352 SH       SOLE                    9,352
EATON VANCE CORP               COM NON VTG      278265103         655      24,315 SH       SOLE                   24,315
FACTSET RESH SYS INC           COM              303075105         550       5,913 SH       SOLE                    5,913
GENERAL MLS INC                COM              370334104         611      15,849 SH       SOLE                   15,849
GENUINE PARTS CO               COM              372460105         564       9,368 SH       SOLE                    9,368
GRAINGER W W INC               COM              384802104         575       3,006 SH       SOLE                    3,006
HARRIS CORP DEL                COM              413875105         616      14,718 SH       SOLE                   14,718
INTEL CORP                     COM              458140100         578      21,699 SH       SOLE                   21,699
ILLINOIS TOOL WKS INC          COM              452308109         569      10,766 SH       SOLE                   10,766
JOHNSON & JOHNSON              COM              478160104         633       9,376 SH       SOLE                    9,376
NORDSTROM INC                  COM              655664100         540      10,867 SH       SOLE                   10,867
KELLOGG CO                     COM              487836108         595      12,056 SH       SOLE                   12,056
LOCKHEED MARTIN CORP           COM              539830109         600       6,893 SH       SOLE                    6,893
MCDONALDS CORP                 COM              580135101         562       6,345 SH       SOLE                    6,345
MCCORMICK & CO INC             COM NON VTG      579780206         663      10,933 SH       SOLE                   10,933
MICROSOFT CORP                 COM              594918104         597      19,505 SH       SOLE                   19,505
NATIONAL FUEL GAS CO N J       COM              636180101         607      12,927 SH       SOLE                   12,927
NORFOLK SOUTHERN CORP          COM              655844108         610       8,496 SH       SOLE                    8,496
NORTHEAST UTILS                COM              664397106         657      16,924 SH       SOLE                   16,924
PROCTER & GAMBLE CO            COM              742718109         580       9,469 SH       SOLE                    9,469
POLARIS INDS INC               COM              731068102         541       7,568 SH       SOLE                    7,568
SIGMA ALDRICH CORP             COM              826552101         653       8,832 SH       SOLE                    8,832
SOUTHERN CO                    COM              842587107         622      13,436 SH       SOLE                   13,436
SYSCO CORP                     COM              871829107         645      21,647 SH       SOLE                   21,647
AT&T INC                       COM              00206R102         661      18,526 SH       SOLE                   18,526
UNITED TECHNOLOGIES CORP       COM              913017109         577       7,644 SH       SOLE                    7,644
VERIZON COMMUNICATIONS INC     COM              92343V104         669      15,055 SH       SOLE                   15,055
SPDR S&P 500 ETF TR            PUT              78462F953       1,342       1,580     Put  SOLE                    1,580
BARCLAYS BK PLC                PUT              06740C951         713       1,500     Put  SOLE                    1,500